Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Ordinary share	Additional paid-in capital	Statutory reserves	Retained earnings (deficit)	Accumulated Other comprehensive income/ (loss)
Balance at Dec. 31, 2014	$ 101,332,473		$ 94,188,869	$ 3,243,069	$ 272,313	$ 3,628,222
Balance, (in shares) at Dec. 31, 2014		20,000,000
Gain on disposal of loans receivable to a related party	535,095		535,095
Net income (loss)	14,119,814				14,119,814
Transfer to statutory reserves				1,424,185	(1,424,185)
Dividend to shareholders	(6,903,416)				(6,903,416)
Foreign currency translation loss (net of tax)	(5,714,112)					(5,714,112)
Balance at Dec. 31, 2015	103,369,854		94,723,964	4,667,254	6,064,526	(2,085,890)
Balance, (in shares) at Dec. 31, 2015		20,000,000
Net income (loss)	17,278,404				17,278,404
Transfer to statutory reserves				1,868,984	(1,868,984)
Dividend to shareholders	(5,782,484)				(5,782,484)
Foreign currency translation loss (net of tax)	(7,530,549)					(7,530,549)
Effect of Reverse Merger	(3,117,895)		(3,117,895)
Effect of Reverse Merger, shares		2,172,832
Issuance of shares for share-based compensation	$ 21,330		$ 21,330
Issuance of shares for share-based compensation, shares		2,700
Shares conversion from rights		721,229
Share dividend Payment to shareholders	$ 17,160		$ 17,160
Share dividend Payment to shareholders, shares		2,103
Balance at Dec. 31, 2016	104,255,820		91,644,559	6,536,238	15,691,462	(9,616,439)
Balance, (in shares) at Dec. 31, 2016		22,898,864
Net income (loss)	(54,783,273)				(54,783,273)
Transfer to statutory reserves				84,825	(84,825)
Dividend to shareholders	(2,630,649)				(2,630,649)
Foreign currency translation loss (net of tax)	5,608,353					5,608,353
Share dividend Payment to shareholders	5,332,969		5,332,969
Share dividend Payment to shareholders, shares		859,953
Balance at Dec. 31, 2017	$ 57,783,220		$ 96,977,528	$ 6,621,063	$ (41,807,285)	$ (4,008,086)
Balance, (in shares) at Dec. 31, 2017		23,758,817